UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21745
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund                                       as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 1.0%
BAE Systems PLC	150,520	$1,095,556
General Dynamics Corp.	66,702	4,267,594
Honeywell International, Inc.	152,231	6,510,920
Lockheed Martin Corp.	48,765	3,663,714
Northrop Grumman Corp.	58,863	4,019,754
Raytheon Co.	14,083	645,565
		$20,203,103
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	25,047	1,229,557
Deutsche Post AG	295,340	7,399,755
FedEx Corp.	28,786	3,251,091
Ryder System, Inc.	15,960	714,689
Yamato Holdings Co., Ltd.	118,000	2,411,605
		$15,006,697
Airlines — 0.1%
Deutsche Lufthansa AG	69,057	1,231,706
Japan Airlines Corp. (1)	335,000	874,932
		$2,106,638
Auto Components — 0.3%
Bridgestone Corp.	72,000	1,497,074
Cooper Tire and Rubber Co.	33,444	479,587
Johnson Controls, Inc.	39,177	2,974,710
NGK Spark Plug Co., Ltd.	20,000	464,882
Stanley Electric Co.,Ltd.	17,200	366,714
Sumitomo Rubber Industries, Inc.	25,000	325,350
Toyota Industries Corp.	9,000	367,003
		$6,475,320
Automobiles — 1.5%
DaimlerChrysler AG	241,620	13,843,222
General Motors Corp.	29,575	629,060
Harley-Davidson, Inc.	24,652	1,278,946
Honda Motor Co., Ltd.	59,600	3,669,604
Mitsubishi Motors Corp. (1)	172,000	363,093
Nissan Motor Co., Ltd.	142,400	1,687,287
Toyota Motor Corp.	89,500	4,861,225
Volkswagen AG	24,592	1,346,655
Volkswagen AG	22,976	1,729,895
		$29,408,987

Beverages — 0.8%
Brown-Forman Corp., Class B	9,015	$693,885
Ito En, Ltd.	16,600	580,020
Kirin Brewery Company Ltd.	15,000	203,597
Molson Coors Brewing Co., Class B	8,253	566,321
Pepsi Bottling Group, Inc.	19,042	578,686
PepsiCo, Inc.	140,963	8,146,252
Pernod-Ricard SA	7,339	1,402,329
SABMiller PLC	65,976	1,297,679
Sapporo Holdings, Ltd.	153,000	799,131
Scottish & Newcastle PLC	151,490	1,363,282
Takara Holdings, Inc.	137,000	835,957
		$16,467,139
Biotechnology — 2.8%
Amgen, Inc. (1)	307,743	22,388,303
Applera Corp.-Applied Biosystems Group	50,825	1,379,390
Biogen Idec, Inc. (1)	204,749	9,643,678
Celgene Corp. (1)	173,152	7,656,781
Genzyme Corp. (1)	17,735	1,192,147
Gilead Sciences, Inc. (1)	174,490	10,856,768
Regeneron Pharmaceuticals, Inc. (1)	178,751	2,972,629
		$56,089,696
Building Products — 0.2%
Asahi Glass Co., Ltd.	160,000	2,382,592
JS Group Corp.	25,600	549,396
Masco Corp.	17,357	563,929
Sanwa Shutter Corp.	78,000	510,062
		$4,005,979
Capital Markets — 2.6%
Bank of New York Co., Inc.	134,492	4,847,092
Charles Schwab Corp.	43,252	744,367
Daiwa Securities Group, Inc.	160,000	2,141,713
E*Trade Financial Corp. (1)	31,960	862,281
Federated Investors, Inc.	15,936	622,301
Franklin Resources, Inc.	66,123	6,231,432
Man Group PLC	39,111	1,668,720
Matsui Securities Co., Ltd. (1)	18,300	253,153
Mediobanca SPA	55,007	1,175,685
Merrill Lynch & Co., Inc.	85,000	6,694,600
Morgan Stanley	11,743	737,695
Nikko Cordial Corp.	105,000	1,734,586
Nomura Holdings, Inc.	69,300	1,531,424
T. Rowe Price Group, Inc.	9,087	710,694
UBS AG	205,567	22,536,191
		$52,491,934

Chemicals — 1.7%
Air Products and Chemicals, Inc.	9,559	$642,269
BASF AG	140,361	10,981,460
BOC Group PLC	53,805	1,440,897
Daicel Chemical Industries, Ltd.	62,000	520,581
Dainippon Ink and Chemicals, Inc.	120,000	445,700
Dow Chemical Co.	73,566	2,986,780
E.I. du Pont de Nemours and Co.	19,328	815,835
Eastman Chemical Co.	11,375	582,172
Ecolab, Inc.	16,822	642,600
Mitsubishi Chemical Holdings Corp.	35,000	215,439
Monsanto Co.	52,707	4,466,918
Nippon Kayaku Co., Ltd.	184,000	1,625,217
Nissan Chemical Industries, Ltd.	87,000	1,472,035
Nitto Denko Corp.	5,600	473,774
Rohm & Haas Co.	12,829	626,953
Shin-Etsu Chemical Co., Ltd.	65,000	3,516,475
Sumitomo Bakelite Co., Ltd.	39,000	352,524
Taiyo Nippon Sanso Corp.	72,000	530,793
Teijin, Ltd.	179,000	1,189,545
Zeon Corp.	19,000	244,734
		$33,772,701
Commercial Banks — 9.5%
ABN AMRO Holdings NV	422,512	12,607,477
Banca Intesa SPA	295,707	1,668,574
Banco Popular Espanol SA	81,170	1,192,782
Banco Santander Central Hispano SA	1,280,098	18,642,395
Bank of America Corp.	325,118	14,805,874
Bank of Fukuoka, Ltd.	32,000	269,391
Bank of Yokohama, Ltd.	113,000	923,437
Barclays PLC	1,305,495	15,220,947
BNP Paribas SA	14,125	1,305,390
Comerica, Inc.	8,894	515,585
Commerzbank AG	48,772	1,937,097
Credit Agricole SA	203,148	7,862,211
Danske Bank A/S	174,280	6,451,763
DNB NOR ASA	105,036	1,409,608
First Horizon National Corp.	14,106	587,515
HSBC Holdings PLC	1,878,108	31,382,662
Huntington Bancshares, Inc.	22,759	549,175
Joyo Bank, Ltd.	37,000	260,255
KeyCorp	16,538	608,598
Lloyds TSB Group PLC	910,946	8,695,872
Marshall & Ilsley Corp.	36,714	1,599,996
Mitsui Trust Holdings, Inc.	59,000	860,391

Mizuho Trust & Banking Co., Ltd.	155,000	$500,417
National City Corp.	168,516	5,881,208
North Fork Bancorp, Inc.	157,976	4,554,448
Placer Sierra Bancshares	7,177	204,903
Regions Financial Corp.	16,786	590,364
Royal Bank of Scotland Group PLC	471,202	15,296,011
Sanpaolo IMI SPA	389,520	6,952,301
Skandinaviska Enskilda Banken AB	51,831	1,282,261
Societe Generale	102,929	15,401,599
Sterling Bancorp	25,916	533,870
Sumitomo Mitsui Financial Group, Inc.	105	1,156,171
Sumitomo Trust and Banking Co., Ltd.	191,000	2,204,295
Svenska Handelsbanken AB	48,059	1,333,597
Synovus Financial Corp.	19,321	523,406
UnicCredito Italiano SPA	195,279	1,399,267
Wells Fargo & Co.	52,300	3,340,401
		$190,511,514
Commercial Services & Supplies — 1.3%
Adecco SA	28,437	1,582,631
Avery Dennison Corp.	10,114	591,467
Cendant Corp.	126,039	2,186,777
Cintas Corp.	136,477	5,816,650
Dai Nippon Printing Co., Ltd.	98,000	1,768,620
Donnelley (R.R.) & Sons Co.	73,912	2,418,401
Equifax, Inc.	15,217	566,681
Half (Robert) International, Inc.	15,815	610,617
Pitney Bowes, Inc.	36,173	1,552,907
Resources Connection, Inc. (1)	44,239	1,101,993
SECOM Co., Ltd.	71,000	3,612,692
SGS SA	1,164	1,075,422
Toppan Printing Co., Ltd.	161,000	2,222,354
Waste Management, Inc.	18,690	659,757
		$25,766,969
Communications Equipment — 5.0%
Cisco Systems, Inc. (1)	1,277,165	27,676,166
Corning, Inc. (1)	179,244	4,823,456
Motorola, Inc.	149,639	3,428,229
Nokia Oyj	680,083	14,039,930
QUALCOMM, Inc.	729,121	36,900,814
Research in Motion, Ltd. (1)	52,753	4,477,675
Telefonaktiebolaget LM Ericsson	2,407,117	9,087,204
		$100,433,474
Computer Peripherals — 3.5%
Apple Computer, Inc. (1)	459,775	28,837,088
Dell, Inc. (1)	368,613	10,969,923

Diebold, Inc.	42,647	$1,752,792
EMC Corp. (1)	279,905	3,815,105
Fujitsu Ltd.	200,000	1,676,504
Hewlett-Packard Co.	207,871	6,838,956
International Business Machines Corp.	153,614	12,668,547
McDATA Corp., Class A (1)	101,887	470,718
NCR Corp. (1)	39,347	1,644,311
Palm, Inc. (1)	54,994	1,273,661
Toshiba Corp.	197,000	1,142,017
		$71,089,622
Construction & Engineering — 0.3%
Chiyoda Corp.	67,000	1,557,942
COMSYS Holdings Corp.	91,000	1,293,978
Fluor Corp.	8,474	727,069
JGC Corp.	64,000	1,258,523
Kajima Corp.	151,000	940,062
Nishimatsu Construction Co., Ltd.	97,000	396,779
		$6,174,353
Construction Materials — 0.1%
Holcim, Ltd.	14,620	1,161,330
Sumitomo Osaka Cement Co., Ltd.	337,000	1,222,302
Vulcan Materials Co.	7,353	637,137
		$3,020,769
Consumer Finance — 0.1%
Credit Saison Co., Ltd.	41,400	2,282,966
UFJ NICOS Co., Ltd.	59,000	621,803
		$2,904,769
Containers & Packaging — 0.1%
Bemis Co., Inc.	21,337	673,822
Temple-Inland, Inc.	28,051	1,249,672
Toyo Seikan Kaisha, Ltd.	51,400	929,713
		$2,853,207
Distributors — 0.0%
Genuine Parts Co.	12,278	538,145
		$538,145
Diversified Consumer Services — 0.2%
H&R Block, Inc.	190,927	4,133,570
		$4,133,570
Diversified Financial Services — 2.7%
CIT Group Inc.	27,153	1,453,229
Citigroup, Inc.	379,082	17,904,043
Deutsche Boerse AG	13,303	1,910,485
Fortis	212,310	7,557,157

ING Groep NV	421,640	$16,582,303
JPMorgan Chase & Co.	124,642	5,190,093
Moody’s Corp.	59,015	4,217,212
		$54,814,522
Diversified Telecommunication Services — 2.6%
AT&T Corp.	146,652	3,965,470
Citizens Communications Co.	465,146	6,172,487
Deutsche Telekom AG	549,716	9,241,089
France Telecom SA	137,691	3,086,896
Qwest Communications International, Inc. (1)	313,368	2,130,902
Telecom Italia SPA	1,864,846	4,945,761
Telefonica SA	936,051	14,638,753
Verizon Communications, Inc.	246,478	8,395,041
		$52,576,399
Electric Utilities — 1.4%
Cinergy Corp.	66,944	3,039,927
Enel SPA	1,205,625	10,175,682
Fortum Oyj	55,552	1,397,104
Kyushu Electric Power Co., Inc.	13,400	301,703
PPL Corp.	44,342	1,303,655
Progress Energy, Inc.	142,438	6,264,423
Scottish and Southern Energy PLC	78,146	1,530,172
Scottish Power PLC	130,404	1,313,392
Tokyo Electric Power Co., Inc.	57,300	1,425,538
Union Fenosa SA	25,318	960,408
		$27,712,004
Electrical Equipment — 0.9%
ABB Ltd. (1)	109,913	1,381,506
Cooper Industries, Ltd., Class A	41,187	3,579,150
Emerson Electric Co.	96,516	8,071,633
Fuji Electric Holdings Co., Ltd.	217,000	1,179,831
Fujikura, Ltd.	80,000	902,309
Furukawa Electric Co., Ltd.	87,000	719,702
Hitachi Cable, Ltd.	103,000	583,553
Rockwell Automation, Inc.	9,986	718,093
Schneider Electric SA	11,952	1,285,198
Ushio, Inc.	10,900	259,239
		$18,680,214
Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (1)	73,937	2,776,334
Alps Electric Co., Ltd.	74,700	1,199,130
Anritsu Corp.	49,000	306,970
Hoya Corp.	11,700	469,972
Kyocera Corp.	78,800	6,928,868

Mabuchi Motor Co., Ltd.	7,700	$396,102
Murata Manufacturing Co., Ltd.	6,400	431,835
Omron Corp.	11,800	337,268
TDK Corp.	66,700	4,994,515
		$17,840,994
Energy Equipment & Services — 0.8%
BJ Services Co.	14,856	514,018
Halliburton Co.	75,072	5,481,757
National-Oilwell Varco, Inc. (1)	7,944	509,369
Noble Corp.	57,947	4,699,502
Transocean, Inc. (1)	56,851	4,565,135
		$15,769,781
Food & Staples Retailing — 1.7%
Circle K Sunkus Co., Ltd.	16,500	398,642
CVS Corp.	208,079	6,215,320
Familymart Co., Ltd.	10,600	331,898
Koninklijke Ahold NV (1)	153,410	1,197,485
Lawson, Inc.	10,800	405,677
Matsumotokiyoshi Co., Ltd.	8,200	233,975
Metro AG	28,658	1,467,400
Seven and I Holdings Co., Ltd.	94,200	3,722,664
SUPERVALU, Inc.	17,345	534,573
Sysco Corp.	100,301	3,214,647
UNY Co., Ltd.	21,000	335,354
Walgreen Co.	92,732	3,999,531
Wal-Mart Stores, Inc.	257,716	12,174,504
		$34,231,670
Food Products — 1.9%
Campbell Soup Co.	17,968	582,163
ConAgra Foods, Inc.	77,043	1,653,343
H.J. Heinz Co.	14,987	568,307
Hershey Co.	9,378	489,813
Kellogg Co.	11,886	523,459
Meiji Seika Kaisha, Ltd.	266,000	1,351,709
Morinaga & Co., Ltd.	492,000	1,336,055
Nestle SA	69,269	20,461,111
Nissin Food Products Co., Ltd.	11,700	361,067
Sara Lee Corp.	32,588	582,673
Unilever NV	154,413	10,683,761
		$38,593,461
Gas Utilities — 0.2%
Gas Natural SDG SA	45,614	1,317,947
Gaz de France	26,064	938,529
Nicor, Inc.	12,565	497,071

Peoples Energy Corp.	13,340	$475,438
Snam Rete Gas	218,242	962,591
		$4,191,576
Health Care Equipment & Supplies — 1.2%
Becton, Dickinson and Co.	9,970	613,953
C.R. Bard, Inc.	7,942	538,547
Emdeon Corp. (1)	104,294	1,126,375
Fisher Scientific International, Inc. (1)	27,318	1,858,990
Guidant Corp.	18,665	1,456,990
Hospira, Inc. (1)	13,029	514,124
Immucor, Inc. (1)	38,757	1,111,938
IMS Health, Inc.	20,213	520,889
Intuitive Surgical, Inc. (1)	37,629	4,440,222
Medtronic, Inc.	134,465	6,824,099
Olympus Corp.	64,000	1,873,251
PerkinElmer, Inc.	27,425	643,665
St. Jude Medical, Inc. (1)	13,530	554,730
Terumo Corp.	48,700	1,596,222
		$23,673,995
Health Care Providers & Services — 1.2%
Caremark Rx, Inc.	39,458	1,940,544
Coventry Health Care, Inc. (1)	42,975	2,319,790
Genesis HealthCare Corp. (1)	19,809	870,407
HCA, Inc.	94,003	4,304,397
Health Management Associates, Inc., Class A	24,182	521,606
Humana, Inc. (1)	35,364	1,861,915
Laboratory Corporation of America Holdings (1)	58,414	3,416,051
Manor Care, Inc.	42,178	1,870,594
McKesson Corp.	125,474	6,540,960
Quest Diagnostics, Inc.	22,456	1,151,993
		$24,798,257
Hotels, Restaurants & Leisure — 1.8%
Accor SA	26,214	1,506,327
Carnival Corp.	103,203	4,888,726
Darden Restaurants, Inc.	17,198	705,634
Harrah’s Entertainment, Inc.	90,811	7,079,626
International Game Technology	19,378	682,493
Skylark Co., Ltd.	17,400	310,971
Starbucks Corp. (1)	334,484	12,589,978
Starwood Hotels & Resorts Worldwide, Inc.	54,114	3,665,141
Wendy’s International, Inc.	23,698	1,470,698
Yum! Brands, Inc.	78,857	3,852,953
		$36,752,547

Household Durables — 1.0%
D.R. Horton, Inc.	65,363	$2,171,359
Daito Trust Construction Co., Ltd.	9,200	478,850
Electrolux AB	47,576	1,362,168
Fortune Brands, Inc.	36,182	2,917,355
Makita Corp.	21,000	645,712
Pioneer Corp.	89,500	1,439,790
Sekisui House, Ltd.	174,000	2,588,752
Sharp Corp.	86,000	1,518,242
Snap-On, Inc.	15,120	576,374
Sony Corp.	63,300	2,908,967
Stanley Works (The)	48,688	2,466,534
Thomson	53,754	1,058,464
Whirlpool Corp.	7,584	693,708
		$20,826,275
Household Products — 0.8%
Henkel KGaA	10,271	1,198,609
Kao Corp.	126,000	3,307,041
Procter & Gamble Co.	196,035	11,295,537
		$15,801,187
Independent Power Producers & Energy Traders — 0.2%
TXU Corp.	87,344	3,909,517
		$3,909,517
Industrial Conglomerates — 2.5%
3M Co.	81,121	6,140,048
General Electric Co.	673,171	23,412,887
Siemens AG	171,864	16,005,451
Tyco International, Ltd.	150,105	4,034,822
		$49,593,208
Insurance — 3.6%
AFLAC, Inc.	68,355	3,084,861
Alleanza Asicurazioni SPA	106,954	1,268,400
Allstate Corp.	134,987	7,034,173
American International Group, Inc.	113,757	7,518,200
AON Corp.	16,722	694,130
AXA SA (1)	431,704	15,078,577
Cincinnati Financial Corp.	12,917	543,418
CNP Assurances	12,081	1,216,904
Corp Mapfre SA	49,878	1,013,023
Friends Provident PLC	329,449	1,188,106
Jefferson-Pilot Corp.	10,475	585,972
Lincoln National Corp.	10,220	557,910
Marsh & McLennan Cos., Inc.	83,242	2,443,985
Muenchener Rueckversicherungs-Gesellschaft AG	64,144	9,059,407

Old Mutual PLC	330,883	$1,151,133
Prudential Financial, Inc.	55,210	4,185,470
Prudential PLC	800,151	9,239,467
Resolution PLC	86,351	1,004,583
Sompo Japan Insurance, Inc.	91,000	1,314,108
T & D Holdings, Inc.	17,500	1,361,678
XL Capital Ltd., Class A	59,414	3,809,032
		$73,352,537
Internet & Catalog Retail — 0.5%
GUS PLC	69,063	1,262,667
IAC/InterActiveCorp (1)	273,397	8,057,010
		$9,319,677
Internet Software & Services — 2.6%
eAccess, Ltd.	296	228,067
eBay, Inc. (1)	417,326	16,300,754
Google, Inc., Class A (1)	44,579	17,385,810
Softbank Corp. (1)	198,300	5,785,677
Yahoo!, Inc. (1)	390,180	12,587,207
		$52,287,515
IT Services — 0.6%
Alliance Data Systems Corp. (1)	12,680	593,044
CheckFree Corp. (1)	66,718	3,369,259
CSK Holdings Corp.	52,000	2,577,322
Electronic Data Systems Corp.	26,776	718,400
Kanbay International, Inc. (1)	27,846	424,930
MoneyGram International, Inc.	25,276	776,479
Nomura Research Institute, Ltd.	2,800	341,558
NTT Data Corp.	706	3,390,386
		$12,191,378
Leisure Equipment & Products — 0.3%
Eastman Kodak Co.	20,370	579,323
Fuji Photo Film Co., Ltd.	46,800	1,554,349
Hasbro Inc.	26,234	553,537
Mattel, Inc.	31,709	574,884
Namco Bandai Holdings, Inc.	22,900	313,422
Nikon Corp.	86,000	1,536,476
Sankyo Co., Ltd.	4,500	307,993
Sega Sammy Holdings, Inc.	10,700	433,261
		$5,853,245

Machinery — 1.7%
Amada Co., Ltd.	38,000	$414,588
Amano Corp.	26,000	451,507
Danaher Corp.	34,126	2,168,707
Deere & Co.	93,444	7,386,748
Dover Corp.	13,219	641,915
Eaton Corp.	46,216	3,372,382
Ebara Corp.	357,000	2,237,876
Fanuc, Ltd.	71,900	6,893,919
Illinois Tool Works, Inc.	6,641	639,595
Kawasaki Heavy Industries, Ltd.	209,000	732,061
Komatsu, Ltd.	93,000	1,769,389
Kurita Water Industries, Ltd.	14,700	313,173
MAN AG	17,561	1,216,110
Minebea Co., Ltd.	226,000	1,554,837
Mitsui Engineering and Shipbuilding Co., Ltd. (1)	154,000	498,501
NSK, Ltd.	228,000	1,971,482
Pall Corp.	19,443	606,427
Parker Hannifin Corp.	8,874	715,333
		$33,584,550
Marine — 0.2%
AP Moller-Maersk A/S	307	2,629,220
Nippon Yusen KK	218,000	1,328,584
		$3,957,804
Media — 2.2%
CBS Corp., Class B	87,263	2,092,567
Comcast Corp., Class A (1)	350,863	9,178,576
Dow Jones & Co., Inc.	55,771	2,191,800
EchoStar Communications Corp., Class A (1)	32,305	964,950
Fuji Television Network, Inc.	216	537,888
Gannett Co., Inc.	54,966	3,293,563
Lagardere S.C.A.	13,101	1,018,870
McGraw-Hill Cos., Inc.	48,277	2,781,721
Mediaset SPA	100,838	1,185,714
Meredith Corp.	10,553	588,752
Omnicom Group, Inc.	41,321	3,439,973
Telefonica Publicidad E Informacion SA	118,091	1,312,233
TiVo, Inc. (1)	196,331	1,419,473
Univision Communications, Inc., Class A (1)	42,797	1,475,213
Viacom, Inc., Class B (1)	87,263	3,385,804
Walt Disney Co.	224,507	6,261,500
XM Satellite Radio Holdings, Inc., Class A (1)	169,572	3,776,368
		$44,904,965

Metals & Mining — 1.9%
Alcan, Inc.	41,646	$1,904,472
Alcoa, Inc.	49,548	1,514,187
Anglo American PLC	195,022	7,541,809
Arcelor	58,395	2,294,234
Dowa Mining Co., Ltd.	146,000	1,745,320
Freeport-McMoRan Copper & Gold, Inc., Class B	72,782	4,350,180
Nucor Corp.	38,985	4,085,238
Rio Tinto PLC	236,332	12,101,588
Sumitomo Metal Industries, Ltd.	356,000	1,524,962
Toho Zinc Co., Ltd.	142,000	1,445,182
		$38,507,172
Multiline Retail — 1.0%
Dollar General Corp.	151,116	2,670,220
Federated Department Stores, Inc.	75,974	5,546,102
Hankyu Department Stores	42,000	387,195
J.C. Penney Company, Inc.	10,989	663,845
Nordstrom, Inc.	42,995	1,684,544
PPR SA	12,595	1,516,575
Ryohin Keikaku Co., Ltd.	3,600	301,297
Sears Holdings Corp. (1)	62,826	8,308,110
		$21,077,888
Multi-Utilities — 1.5%
Ameren Corp.	89,366	4,452,214
Centrica PLC	281,371	1,369,650
KeySpan Corp.	14,259	582,765
National Grid PLC	115,397	1,143,350
NiSource, Inc.	161,910	3,273,820
PG&E Corp.	16,823	654,415
Public Service Enterprise Group, Inc.	56,822	3,638,881
RWE AG	22,826	1,775,730
Suez	52,258	2,055,385
Suez SA	171,500	6,730,481
Suez SA STRIP VVPR (1)	53,996	654
TECO Energy, Inc.	30,971	499,253
United Utilities PLC	97,162	1,158,782
Veolia Environnement	31,200	1,726,368
Xcel Energy, Inc.	15,922	288,984
		$29,350,732
Office Electronics — 0.3%
Canon, Inc.	74,700	4,917,679
Xerox Corp. (1)	38,686	588,027
		$5,505,706

Oil, Gas & Consumable Fuels — 7.9%
BP PLC	3,286,131	$37,733,127
Burlington Resources, Inc.	53,004	4,871,598
Chevron Corp.	90,016	5,218,228
ConocoPhillips	106,251	6,709,751
El Paso Corp.	56,715	683,416
EnCana Corp.	13,766	643,285
ENI SPA	515,272	14,651,791
Exxon Mobil Corp.	386,451	23,519,408
Frontline, Ltd.	27,509	908,840
Murphy Oil Corp.	10,642	530,184
Parallel Petroleum Corp. (1)	49,481	912,924
Royal Dutch Shell PLC, Class A	507,453	15,832,867
Royal Dutch Shell PLC, Class B	383,980	12,478,703
Ship Finance International, Ltd.	1,812	30,647
Showa Shell Sekiyu KK	151,800	1,717,844
Sunoco, Inc.	15,302	1,186,976
TonenGeneral Sekiyu KK	42,000	426,338
Total SA	106,101	27,932,512
Williams Cos., Inc.	128,181	2,741,792
XTO Energy, Inc.	12,033	524,278
		$159,254,509
Paper and Forest Products — 0.2%
International Paper Co.	50,046	1,730,090
MeadWestvaco Corp.	40,062	1,094,093
Nippon Paper Group, Inc.	196	845,336
OJI Paper Co., Ltd.	176,000	1,078,067
		$4,747,586
Personal Products — 0.3%
Alberto-Culver Co.	11,849	524,081
Beiersdorf AG	9,572	1,377,875
Oriflame Cosmetics SA	36,069	1,200,958
Shiseido Co., Ltd.	137,000	2,540,716
		$5,643,630
Pharmaceuticals — 7.1%
Abbott Laboratories	212,635	9,030,608
Astellas Pharma, Inc.	67,800	2,562,665
AstraZeneca PLC	200,545	10,058,987
Bristol-Myers Squibb Co.	330,336	8,129,569
Chugai Pharmaceuticals Co., Ltd.	70,000	1,265,311
Cypress Bioscience, Inc. (1)	25,169	158,565
Daiichi Sankyo Co. Ltd.	11,800	268,732
Eisai Co., Ltd.	85,900	3,741,901
GlaxoSmithKline PLC	920,920	24,036,155

Johnson & Johnson Co.	144,723	$8,570,496
Merck & Co., Inc.	269,420	9,491,667
Novartis AG	206,358	11,421,965
Pfizer, Inc.	599,790	14,946,767
Roche Holding AG	118,891	17,625,537
Sanofi-Synthelabo SA	167,961	15,905,060
Santen Pharmaceutical Co., Ltd.	18,900	454,158
Takeda Pharmaceutical Co., Ltd.	81,900	4,647,410
Tanabe Seiyaku Co., Ltd.	28,000	309,339
		$142,624,892
Real Estate — 0.6%
Apartment Investment and Management Co., Class A	42,450	1,990,905
Archstone-Smith Trust	13,432	655,079
Heiwa Real Estate Co., Ltd.	219,000	1,574,440
Japan Real Estate Investment Corp.	50	432,272
Japan Retail Fund Investment Corp.	50	389,877
Nippon Building Fund, Inc.	56	516,494
NTT Urban Development Corp.	83	719,697
Simon Property Group, Inc.	35,779	3,010,445
Sumitomo Realty & Development Co., Ltd.	72,000	1,988,267
Tokyu Land Corp.	29,000	258,766
		$11,536,242
Road & Rail — 0.2%
CSX Corp.	11,897	711,441
East Japan Railway Co.	50	369,415
Kinetsu Corp.	91,000	353,684
Swift Transportation Co., Inc. (1)	50,000	1,086,500
Tobu Railway Co., Ltd.	154,000	808,522
		$3,329,562
Semiconductors & Semiconductor Equipment — 4.5%
Advantest Corp.	67,800	8,034,893
Analog Devices, Inc.	33,409	1,279,231
Applied Materials, Inc.	498,564	8,729,856
Atheros Communications, Inc. (1)	55,283	1,447,862
Intel Corp.	1,233,219	23,862,788
KLA-Tencor Corp.	154,838	7,487,966
LSI Logic Corp. (1)	56,168	649,302
Marvell Technology Group, Ltd. (1)	123,910	6,703,531
Maxim Integrated Products, Inc.	243,480	9,045,282
Microchip Technology, Inc.	191,324	6,945,061
NVIDIA Corp. (1)	17,074	977,657
ROHM Co., Ltd.	2,400	252,518
STMicroelectronics N.V.	144,552	2,658,311
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	328,586	3,305,575
Teradyne, Inc. (1)	33,940	526,409

Tessera Technologies, Inc. (1)	26,615	$853,809
Tokyo Electron, Ltd.	72,700	4,986,571
Unaxis Holding AG (1)	6,348	1,806,891
Veeco Instruments, Inc. (1)	33,128	773,539
		$90,327,052
Software — 4.7%
Autodesk, Inc. (1)	101,343	3,903,732
BMC Software, Inc. (1)	26,642	577,066
CA, Inc.	43,249	1,176,805
Compuware Corp. (1)	58,560	458,525
Electronic Arts, Inc. (1)	118,496	6,484,101
Konami Corp.	88,000	2,213,220
Microsoft Corp.	1,835,000	49,930,350
Nintendo Co., Ltd.	4,100	610,748
Oracle Corp. (1)	1,208,900	16,549,841
Oracle Corp.	10,800	539,738
Symantec Corp. (1)	598,288	10,069,187
Trend Micro, Inc.	70,000	2,444,813
		$94,958,126
Specialty Retail — 1.2%
Abercrombie & Fitch Co., Class A	46,375	2,703,663
Aoyama Trading Co., Ltd.	9,600	317,578
Bed Bath and Beyond, Inc. (1)	167,745	6,441,408
Best Buy Co., Inc.	57,465	3,214,017
Big 5 Sporting Goods Corp.	22,809	446,600
Fast Retailing Co., Ltd.	70,500	6,882,208
Inditex SA	44,192	1,703,381
Office Depot, Inc. (1)	17,560	653,934
Shimamura Co., Ltd.	1,900	220,210
Tiffany & Co.	13,839	519,516
TJX Companies, Inc.	25,596	635,293
		$23,737,808
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc. (1)	37,247	1,288,001
Compagnie Financiere Richemont AG, Class A	33,833	1,615,134
Nike, Inc., Class B	72,969	6,209,662
Onward Kashiyama Company, Ltd.	24,000	424,014
Swatch Group AG, Class B	6,996	1,170,120
Toyobo Co., Ltd.	298,000	918,673
Unitika, Ltd.	158,000	293,156
		$11,918,760
Thrifts & Mortgage Finance — 0.4%
Commercial Capital Bancorp	30,478	428,521
Countrywide Financial Corp.	19,114	701,484

Fannie Mae	118,647	$6,098,456
PFF Bancorp, Inc.	10,865	366,259
		$7,594,720
Tobacco — 1.0%
Altadis SA	29,497	1,319,033
Altria Group, Inc.	127,887	9,062,073
Gallaher Group PLC	84,360	1,226,927
Imperial Tobacco Group PLC	46,553	1,375,149
Reynolds American, Inc.	45,902	4,842,661
Swedish Match AB	92,749	1,265,995
UST, Inc.	28,896	1,202,074
		$20,293,912
Trading Companies & Distributors — 0.2%
Mitsui and Co., Ltd.	196,000	2,823,851
Tomen Corp. (1)	139,000	245,038
Toyota Tsusho Corp.	16,000	432,856
WW Grainger, Inc.	8,452	636,858
		$4,138,603
Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA	40,100	1,037,218
Autoroutes du Sud de la France	20,604	1,272,421
BAA PLC	87,261	1,254,938
		$3,564,577
Water Utilities — 0.1%
Kelda Group PLC	79,871	1,090,708
Severn Trent PLC	61,138	1,181,359
		$2,272,067
Wireless Telecommunication Services — 1.5%
Bouygues SA	28,071	1,484,824
KDDI Corp.	661	3,521,732
NTT DoCoMo, Inc.	313	460,092
Sprint Nextel Corp.	275,590	7,121,246
Vodafone Group PLC	8,704,572	18,129,935
		$30,717,829
Total Common Stocks (identified cost $1,864,743,709)		$2,029,773,237
Total Investments — 100.7% (identified cost $1,864,743,709)		$2,029,773,237
Other Assets, Less Liabilities — (0.7)%		$(14,372,900)
Net Assets — 100.0%		$2,015,400,337

ADR	—	American Depository Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	52.9%	$1,079,862,094
Japan	11.0%	222,740,100
United Kingdom	10.9%	219,706,615
France	5.4%	109,785,574
Switzerland	4.2%	84,496,149
Germany	4.0%	80,505,836
Netherlands	2.8%	56,903,893
Italy	2.2%	44,385,767
Spain	2.1%	43,137,172
Bermuda	0.8%	15,256,990
Finland	0.8%	15,437,034
Sweden	0.8%	15,532,184
Belgium	0.4%	7,557,157
Denmark	0.4%	9,080,983
South Africa	0.4%	7,541,809
Canada	0.3%	7,025,431
Cayman Islands	0.2%	3,809,032
Taiwan	0.2%	3,305,575
Other Countries, less than 0.2% each	0.2%	3,703,842
	100.0%	$2,029,773,237

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,864,743,709
Gross unrealized appreciation	$208,586,149
Gross unrealized depreciation	(43,556,621)
Net unrealized appreciation	$165,029,528

Summary of options outstanding at March 31, 2006:

WRITTEN OPTIONS

	Number of	Premium
Type of Contract	Contracts	Received	Value
Eurotop 100 Index, Expires 4/18/06, Strike 292.50	23,900	$6,770,870	$(3,828,541)
Nasdaq 100 Index, Expires 4/22/06, Strike 1,680.00	1,152	3,487,872	(4,884,480)
Nasdaq 100 Index, Expires 4/22/06, Strike 1,710.00	528	1,123,795	(1,351,680)
Nasdaq 100 Index, Expires 4/22/06, Strike 1,725.00	900	1,834,571	(1,620,000)
Nikkei Index, Expires 4/22/06, Strike 16,000.00	1,534	3,980,998	(13,946,141)
S & P 500 Index, Expires 4/22/06, Strike 1,290.00	1,065	1,829,670	(1,853,100)
S & P 500 Index, Expires 4/22/06, Strike 1,295.00	615	1,043,963	(996,300)
S & P 500 Index, Expires 4/22/06, Strike 1,305.00	1,932	2,894,136	(2,028,600)
S & P 500 Index, Expires 4/22/06, Strike 1,315.00	1,400	1,974,200	(882,000)
TOTAL		$24,940,075	$(31,390,842)

Written call option activity for the period ended March 31, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	8,649	$17,480,251
Options written	25,715	46,958,806
Options closed	(25,978)	(48,777,997)
Outstanding, end of period	8,386	$15,661,060

At March 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 24, 2006